FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of market risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Canadian Dollar [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 14,471	$ 9,383
Financial liabilities	(8,846)	(8,512)
Net financial assets (liabilities)	5,625	871
Mexican Peso [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	22,710	18,920
Financial liabilities	(13,910)	(14,036)
Net financial assets (liabilities)	$ 8,800	$ 4,884